LOANS TO JOINT VENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Loans to joint ventures	$ 10	$ 798
Joint ventures [member]
Current assets:
Loans to joint ventures	$ 10	$ 798